Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Office equipment and furniture	$ 14,567	$ 9,252
Less: accumulated depreciation	(4,991)	(2,347)
Plant and equipment, net	$ 9,576	$ 6,905